UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  3/31/08


                Date of Reporting Period:  Quarter ended 6/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS





TAX-FREE INSTRUMENTS TRUST
PORTFOLIO OF INVESTMENTS
June 30, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS-99.8%1
                   ALABAMA--1.8%
  $ 20,000,000     Columbia, AL, IDB, PCR (Series 1995 C) Daily VRDNs (Alabama Power Co.), 3.900%, 7/2/2007          $    20,000,000
     4,850,000     Jefferson County, AL, Sewer System, Warrants (Series 2003B-7), Weekly VRDNs (XL Capital                 4,850,000
                   Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ), 3.760%, 7/5/2007
    18,700,000     Jefferson County, AL, Sewer System, Warrants (Series 2002 C-4), Weekly VRDNs (XL Capital               18,700,000
                   Assurance Inc. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.760%, 7/5/2007
     8,036,000     Jefferson County, AL, Sewer System, Warrants (Series 2002C-6), Weekly VRDNs (XL Capital                 8,036,000
                   Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.770%, 7/5/2007
                      TOTAL                                                                                               51,586,000
                   ALASKA--1.1%
     5,005,000 2,3 Northern Tobacco Securitization Corp, AK, (MT-279) Weekly VRDNs (Merrill Lynch & Co., Inc.              5,005,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.790%, 7/5/2007
    26,000,000     Valdez, AK, Marine Terminal (Series 1994A), Weekly VRDNs (Phillips Transportation Alaska,              26,000,000
                   Inc.)/(ConocoPhillips GTD), 3.770%, 7/4/2007
                      TOTAL                                                                                               31,005,000
                   ARIZONA--2.6%
     1,250,000     Apache County, AZ, IDA (Series 1983 A), Weekly VRDNs (Tucson Electric Power Co.)/(Credit                1,250,000
                   Suisse, Zurich LOC), 3.780%, 7/4/2007
       510,000     Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase            510,000
                   Bank, N.A. LOC), 3.910%, 7/5/2007
    10,000,000 2,3 Arizona Health Facilities Authority, (MT-383) Weekly VRDNs (Phoenix Children's                         10,000,000
                   Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.810%, 7/5/2007
     1,200,000     Arizona Health Facilities Authority (Series 2005B), Weekly VRDNs (Catholic Healthcare                   1,200,000
                   West)/(Bank of America N.A. LOC), 3.770%, 7/4/2007
     3,000,000     Arizona Health Facilities Authority (Series 2006), Weekly VRDNs (La Loma Village)/(Citibank             3,000,000
                   NA, New York LOC), 3.780%, 7/5/2007
    11,000,000 2,3 Arizona Health Facilities Authority, Floater Certificates (Series 2006-1782), Weekly VRDNs             11,000,000
                   (Banner Health)/(Morgan Stanley LIQ), 3.800%, 7/5/2007
     1,000,000     Glendale, AZ, IDA, Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank, N.A. LOC),             1,000,000
                   3.730%, 7/5/2007
     9,725,000     Maricopa County, AZ, IDA, (Series 1984), Weekly VRDNs (Gannett Co., Inc.), 3.980%, 7/4/2007             9,725,000
     1,000,000     Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA               1,000,000
                   LOC), 3.820%, 7/5/2007
     6,000,000 2,3 Maricopa County, AZ, IDA, PUTTERs (Series 420), Weekly VRDNs (Catholic Healthcare West)/(J.P.           6,000,000
                   Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.790%, 7/6/2007
     3,000,000     McAllister Academic Village, AZ, LLC (Series 2005A), Weekly VRDNs (Arizona State                        3,000,000
                   University)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.710%, 7/4/2007
    10,270,000 2,3 Phoenix, AZ, P-Floats (Series EC-1118), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.820%,          10,270,000
                   7/5/2007
    13,000,000 2,3 Pinal County, AZ Electrical District No. 3, MACON Trust (Series 2006 U-1), Weekly VRDNs (Bank          13,000,000
                   of America N.A. LIQ)/(Bank of America N.A. LOC), 3.800%, 7/5/2007
     1,500,000     Yavapai, AZ, IDA (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA                    1,500,000
                   INS)/(Dexia Credit Local LIQ), 3.730%, 7/5/2007
                      TOTAL                                                                                               72,455,000
                   CALIFORNIA--2.5%
     3,800,000     California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.),             3,800,000
                   4.000%, 7/5/2007
    18,395,000 2,3 Golden State Tobacco Securitization Corp., CA, (MT-400), 3.70% TOBs (Merrill Lynch & Co., Inc.         18,395,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), Optional Tender 10/4/2007
    33,295,000 2,3 JPMorgan Chase & Co I-PUTTERs Trust (Series 1711P), Weekly VRDNs (AMBAC, FSA, MBIA Insurance           33,295,000
                   Corp. INS) and JPMorgan Chase Bank, N.A. LIQs), 3.870%, 7/5/2007
    15,500,000 2,3 Los Angeles County, CA, Metropolitan Transportation Authority (Series 2001-JPMC2), Weekly              15,500,000
                   VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 3.760%, 7/4/2007
                      TOTAL                                                                                               70,990,000
                   COLORADO--1.9%
     3,180,000 2,3 Colorado Department of Transportation, ROCs (Series 4046), Weekly VRDNs (AMBAC                          3,180,000
                   INS)/(Citigroup, Inc. LIQ), 3.790%, 7/5/2007
     2,035,000     Colorado Health Facilities Authority (Series 1998D), Weekly VRDNs (North Metro Community                2,035,000
                   Servies, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.100%, 7/5/2007
       500,000     Colorado Health Facilities Authority (Series 1998H), Weekly VRDNs (Community Partnership for              500,000
                   Child Development)/(U.S. Bank, N.A. LOC), 4.250%, 7/5/2007
     1,000,000     Colorado Postsecondary Educational Facilities (Series 1997), Weekly VRDNs (Waldorf School               1,000,000
                   Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC), 3.800%,
                   7/5/2007
    40,000,000 2,3 Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J),               40,000,000
                   Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.820%, 7/4/2007
     2,320,000 2,3 E-470 Public Highway Authority, CO, GS Trust (Series 2006-79Z), Weekly VRDNs (MBIA Insurance            2,320,000
                   Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.790%, 7/5/2007
     3,435,000     Mesa County, CO (Series 1996), Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank, N.A. LOC),            3,435,000
                   3.830%, 7/5/2007
                      TOTAL                                                                                               52,470,000
                   CONNECTICUT--0.4%
     4,300,000     Connecticut State, HEFA (Series A), Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC          4,300,000
                   LOC), 3.770%, 7/5/2007
     6,500,000     Connecticut State, HEFA (Series E), Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(Radian           6,500,000
                   Asset Assurance INS)/(Bank of America N.A. LIQ), 3.800%, 7/4/2007
                      TOTAL                                                                                               10,800,000
                   DISTRICT OF COLUMBIA--1.8%
     9,955,000 2,3 District of Columbia, HFA (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co.                    9,955,000
                   LLC)/(Bank of New York LIQ), 3.870%, 7/5/2007
     2,415,500 2,3 District of Columbia, HFA (Series 2005 BNY6), Weekly VRDNs (Trinity Plus Funding Co.                    2,415,500
                   LLC)/(Bank of New York LIQ), 3.870%, 7/5/2007
     8,330,000 2,3 District of Columbia, Water & Sewer Authority, MERLOTS (Series 2000 A11), Weekly VRDNs (FSA             8,330,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.790%, 7/4/2007
    18,330,000 2,3 District of Columbia, (PT-372A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co.,          18,330,000
                   Inc. LIQ), 3.800%, 7/5/2007
    11,260,000 2,3 District of Columbia, (PT-372B) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ),                11,260,000
                   3.800%, 7/5/2007
                      TOTAL                                                                                               50,290,500
                   FLORIDA--2.6%
    15,000,000 2,3 Citizens Property Insurance Corp. FL, P-Floats (Series EC-1030), Weekly VRDNs (MBIA Insurance          15,000,000
                   Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.820%, 7/5/2007
     1,955,000     Florida Higher Educational Facilities Financing Authority (Series 2005), Weekly VRDNs (Flagler          1,955,000
                   College, Inc.)/(SunTrust Bank LOC), 3.740%, 7/4/2007
     5,365,000 2,3 Florida Housing Finance Corp., (PT-1345) Weekly VRDNs (Lake Forest Apartments)/(Merrill Lynch           5,365,000
                   & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.840%, 7/5/2007
       945,000 2,3 Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1056), VRDNs (Merrill               945,000
                   Lynch & Co., Inc. LIQ), 3.830%, 7/5/2007
     8,000,000 2,3 Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs               8,000,000
                   (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.820%, 7/5/2007
     9,870,000 2,3 Florida State Board of Education, P-Floats (Series EC-1049), VRDNs (Florida State)/                     9,870,000
                   (Merrill Lynch & Co., Inc. LIQ), 3.820%, 7/5/2007
     8,695,000 2,3 Florida State Turnpike Authority, P-Floats (Series EC-1077), VRDNs (MBIA Insurance Corp.                8,695,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.820%, 7/5/2007
     3,500,000     Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD),          3,500,000
                   4.840%, 7/4/2007
     3,800,000     Jacksonville, FL, IDA (Series 1996), Weekly VRDNs (Portion Pac, Inc.)/(H.J. Heinz Co. GTD),             3,800,000
                   4.790%, 7/5/2007
     4,500,000     Jacksonville, FL, PCR (Series 1995), Daily VRDNs (Florida Power & Light Co.), 3.920%, 7/2/2007          4,500,000
     2,145,000     Martin County, FL, IDA (Series 2001), Weekly VRDNs (Young Men's Christian Association of the            2,145,000
                   Treasure Coast, FL)/(SunTrust Bank LOC), 3.740%, 7/4/2007
     9,375,000 2,3 South Miami, FL, Health Facilities Authority (PA-1488), Weekly VRDNs (Baptist Health System of          9,375,000
                   South Florida)/(Merrill Lynch & Co., Inc. LIQ), 3.810%, 7/5/2007
                      TOTAL                                                                                               73,150,000
                   GEORGIA--2.9%
     2,500,000 2,3 Atlanta, GA, Development Authority, Solar Eclipse (Series 2006-0024), Weekly VRDNs (Georgia             2,500,000
                   State University)/(XL Capital Assurance Inc. INS)/(U.S. Bank, N.A. LIQ), 3.780%, 7/5/2007
    30,450,000 2,3 Georgia State, P-Floats (Series EC-1018), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),                30,450,000
                   3.820%, 7/5/2007
    44,835,000 2,3 Milledgeville & Baldwin County, GA Development Authority, Floater Certificates (Series 2006-           44,835,000
                   1887), Weekly VRDNs (Georgia College & State University Foundation Property LLC)/(AMBAC
                   INS)/(Morgan Stanley LIQ), 3.790%, 7/5/2007
     3,920,000     Newnan, GA, Housing Authority (Series 2002), Weekly VRDNs (Summit Point Apartments)/                    3,920,000
                   (Columbus Bank and Trust Co., GA LOC), 3.830%, 7/5/2007
                      TOTAL                                                                                               81,705,000
                   HAWAII--1.1%
       180,000 2,3 Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (FNMA                       180,000
                   COL)/(Wachovia Bank N.A. LIQ), 3.840%, 7/4/2007
     7,500,000     Hawaii State Department of Budget & Finance (Series 2004B-1), Weekly VRDNs (Hawaii Pacific              7,500,000
                   Health)/(Radian Asset Assurance INS)/(Bank of Nova Scotia, Toronto LIQ), 3.850%, 7/4/2007
    11,900,000 2,3 Hawaii State (Series 2001-738), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.790%, 7/5/2007          11,900,000
     4,280,000 2,3 Hawaii State ROCs (Series 6062), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.790%,                  4,280,000
                   7/5/2007
     4,290,000 2,3 Honolulu, HI, City & County Wastewater System, Solar Eclipse (Series 2006-0128), Weekly VRDNs           4,290,000
                   (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.780%, 7/5/2007
     3,525,000 2,3 University of Hawaii, (PZ-128) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co.,            3,525,000
                   Inc. LIQ), 3.800%, 7/5/2007
                      TOTAL                                                                                               31,675,000
                   ILLINOIS--3.6%
     4,920,000 2,3 Chicago, IL, O'Hare International Airport, MERLOTS (Series 2002 A25), Weekly VRDNs (MBIA                4,920,000
                   Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.790%, 7/4/2007
    14,960,000 2,3 Chicago, IL, O'Hare International Airport, Solar Eclipse (Series 2006-0006), Weekly VRDNs              14,960,000
                   (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.780%, 7/5/2007
    10,000,000 2,3 Chicago, IL, (PT-4122) Weekly VRDNs (AMBAC, FGIC INS) and Merrill Lynch & Co., Inc. LIQs),             10,000,000
                   3.800%, 7/5/2007
    10,000,000 2,3 Chicago, IL, Variable Rate Certificates (Series 1998M), Weekly VRDNs (FGIC INS)/(Bank of               10,000,000
                   America N.A. LIQ), 3.790%, 7/1/2007
     1,000,000     Illinois Development Finance Authority IDB Weekly VRDNs (Aurora Central Catholic High                   1,000,000
                   School)/(Allied Irish Banks PLC LOC), 4.010%, 7/4/2007
     1,200,000     Illinois Development Finance Authority (Series 2002), Weekly VRDNs (St. Ignatius College                1,200,000
                   Prep.)/(JPMorgan Chase Bank, N.A. LOC), 3.760%, 7/4/2007
     2,275,000     Illinois Finance Authority (Series 2004), Weekly VRDNs (Kohl Children's Museum of Greater               2,275,000
                   Chicago, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.760%, 7/4/2007
     1,200,000     Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F),           1,200,000
                   Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.770%, 7/4/2007
       750,000     Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3),               750,000
                   Weekly VRDNs (FHLB of Chicago LIQ), 3.820%, 7/4/2007
    22,495,000 2,3 Illinois State, Class A Certificates (Series 2002-189), Weekly VRDNs (FGIC INS)/(Bear Stearns          22,495,000
                   Cos., Inc. LIQ), 3.780%, 7/5/2007
     5,095,000 2,3 Kane & DeKalb Counties, IL, Community Unit School District No. 301, PUTTERs (Series 1458)               5,095,000
                   Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.800%, 7/5/2007
     7,045,000 2,3 Regional Transportation Authority, IL, AUSTIN (Series 2003C), Weekly VRDNs (MBIA Insurance              7,045,000
                   Corp. INS)/(Bank of America N.A. LIQ), 3.790%, 7/5/2007
     8,760,000 2,3 Regional Transportation Authority, IL, MERLOTS (Series 2001-A48), Weekly VRDNs (FSA INS)/(Bank          8,760,000
                   of New York LIQ), 3.790%, 7/4/2007
     9,880,000 2,3 Regional Transportation Authority, IL, MERLOTS (Series 2002-A24), Weekly VRDNs (MBIA Insurance          9,880,000
                   Corp. INS)/(Bank of New York LIQ), 3.790%, 7/4/2007
       865,000     Upper Illinois River Valley Development Authority (Series 2001), Weekly VRDNs (Tri-Con                    865,000
                   Materials, Inc.)/(Citibank NA, New York LOC), 3.930%, 7/5/2007
                      TOTAL                                                                                              100,445,000
                   INDIANA--4.0%
     8,850,000     Bluffton, IN (Series 2002), Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.830%, 7/5/2007           8,850,000
     7,500,000     Carmel Clay Schools, IN, 4.00% TANs, 12/28/2007                                                         7,511,429
       820,000     Carmel, IN (Series 1996-A), Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 3.870%,                820,000
                   7/5/2007
     9,500,000     Crawfordsville, IN, EDA (Series 2002), Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC),                 9,500,000
                   3.830%, 7/5/2007
     1,350,000     Hamilton County, IN, EDRB (Series 1995), Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank,           1,350,000
                   N.A. LOC), 3.880%, 7/5/2007
    16,140,000 2,3 Indiana Health & Educational Facility Financing Authority, (PA-1411) Weekly VRDNs (Clarian             16,140,000
                   Health Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC),
                   3.790%, 7/5/2007
     3,100,000     Indiana Health Facility Financing Authority (Series 2002), Weekly VRDNs (United Church Homes,           3,100,000
                   Inc.)/(Key Bank, N.A. LOC), 3.820%, 7/4/2007
     1,840,000 2,3 Indiana State HFA, MERLOTS (Series 2001-A2), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.840%,             1,840,000
                   7/4/2007
     8,500,000     Portage Township, IN School District, 4.25% TANs, 12/31/2007                                            8,519,534
     6,848,000     Portage, IN Economic Development Revenue Board (Series 1995A: Port Crossing III), Weekly VRDNs          6,848,000
                   (Pedcor Investments-1995-XXIII LP)/(FHLB of Indianapolis LOC), 3.810%, 7/5/2007
     7,000,000     Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.), 3.980%, 7/4/2007                                     7,000,000
     4,990,000 2,3 Wayne Township, IN Marion County School Building Corp., Solar Eclipse (Series 2006-0015),               4,990,000
                   Weekly VRDNs (FGIC INS)/(U.S. Bank, N.A. LIQ), 3.780%, 7/5/2007
     5,800,000     Westfield Washington, IN Schools, 4.25% TANs, 12/31/2007                                                5,816,360
    14,400,000     Whiting, IN Environmental Facilities Revenue, (Series 2005), Daily VRDNs (BP Products North            14,400,000
                   America, Inc.)/(BP PLC GTD), 3.960%, 7/2/2007
     4,680,000     Winona Lake, IN, EDRB (Series 1999), Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC),                 4,680,000
                   3.800%, 7/5/2007
    12,055,000 2,3 Zionsville, IN, Community Schools Building Corp., (PT-3854) Weekly VRDNs (FSA INS)/                    12,055,000
                   (Dexia Credit Local LIQ), 3.790%, 7/5/2007
                      TOTAL                                                                                              113,420,323
                   IOWA--0.4%
       705,000     Iowa Finance Authority (Series 1998), Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank,               705,000
                   N.A. LOC), 3.930%, 7/5/2007
    11,810,000 2,3 Tobacco Settlement Authority, IA, ROCs (Series 456CE), Weekly VRDNs (Citibank NA, New York             11,810,000
                   LIQ)/(Citibank NA, New York LOC), 3.800%, 7/5/2007
                      TOTAL                                                                                               12,515,000
                   KANSAS--0.2%
     6,000,000     Manhattan, KS, IDRB (Series 1994), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC),           6,000,000
                   3.870%, 7/5/2007
                   KENTUCKY--1.7%
     8,500,000     Boyd County, KY (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.), 3.790%, 7/4/2007          8,500,000
    12,000,000     Calvert City, KY, Pollution Control (Series 1993A), Weekly VRDNs (Air Products & Chemicals,            12,000,000
                   Inc.), 3.780%, 7/5/2007
     3,340,000     Henderson County, KY (Series 1996), Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A.             3,340,000
                   LOC), 3.930%, 7/5/2007
     5,000,000 2,3 Louisville & Jefferson County, KY, Metropolitan Government (PA-1416), Weekly VRDNs (Norton              5,000,000
                   Healthcare, Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.810%,
                   7/5/2007
    19,250,000     Madisonville, KY, Hospital Revenue Bonds (Series 2006), Weekly VRDNs (Trover Clinic                    19,250,000
                   Foundation, Inc.)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.770%,
                   7/5/2007
       100,000     Muhlenberg County, KY (Series 1997), Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank,               100,000
                   N.A. LOC), 3.930%, 7/5/2007
                      TOTAL                                                                                               48,190,000
                   LOUISIANA--1.7%
     6,000,000 2,3 ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT)/(Series 2002-17), Weekly VRDNs                 6,000,000
                   (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.790%, 7/5/2007
     3,000,000     Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman,             3,000,000
                   Inc.)/(Bank of America N.A. LOC), 3.870%, 7/5/2007
    12,000,000     Louisiana Local Government Environmental Facilities Community Development Authority (Series            12,000,000
                   2002), Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC), 3.790%, 7/4/2007
     5,995,000 2,3 Louisiana Public Facilities Authority, (MT-197), 3.66% TOBs (Ochsner Clinic Foundation)/                5,995,000
                   (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 11/8/2007
    21,980,000 2,3 Louisiana State, PUTTERs (Series 1254), 3.70% TOBs (MBIA Insurance Corp. INS)/                         21,980,000
                   (JPMorgan Chase Bank, N.A. LIQ), Optional Tender 7/26/2007
                      TOTAL                                                                                               48,975,000
                   MAINE--0.4%
    10,000,000     Lewiston, ME, 4.00% BANs, 11/15/2007                                                                   10,007,100
     1,980,000     Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 4.00%             1,983,623
                   Bonds (AMBAC INS), 7/1/2008
                      TOTAL                                                                                               11,990,723
                   MARYLAND--0.4%
     6,000,000     Maryland Community Development Administration - Residential Revenue, (Series 2006N), 3.72%              6,000,000
                   BANs, 9/12/2007
     4,250,000     Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol                   4,250,000
                   College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.780%, 7/3/2007
     1,500,000 2,3 Maryland State, P-Floats (Series EC-1030), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),                1,500,000
                   3.820%, 7/5/2007
                      TOTAL                                                                                               11,750,000
                   MASSACHUSETTS-10.4%
    12,549,000 2,3 Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series 2000-2), 3.70% TOBs              12,549,000
                   (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co.
                   LIQ), Optional Tender 8/1/2007
     8,000,000 2,3 Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series 2001-4), 3.65% TOBs               8,000,000
                   (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co.
                   LIQ), Optional Tender 9/6/2007
     1,950,000 2,3 Commonwealth of Massachusetts, MACON (Series 2005C), Weekly VRDNs (AMBAC INS)/(Bank of America          1,950,000
                   N.A. LIQ), 3.770%, 7/5/2007
     8,515,000 2,3 Commonwealth of Massachusetts, MERLOTS (Series 2002-A9), Weekly VRDNs (FSA INS)/(Wachovia Bank          8,515,000
                   N.A. LIQ), 3.790%, 7/4/2007
     4,685,000 2,3 Commonwealth of Massachusetts, PUTTERs (Series 1457), Weekly VRDNs (JPMorgan Chase Bank, N.A.           4,685,000
                   LIQ), 3.780%, 7/5/2007
    41,245,000 2,3 Commonwealth of Massachusetts, PUTTERs (Series 443), Weekly VRDNs (FGIC, FSA INS) and JPMorgan         41,245,000
                   Chase Bank, N.A. LIQs), 3.780%, 7/5/2007
     7,000,000     Fall River, MA, 4.80% BANs, 7/26/2007                                                                   7,004,588
     6,790,000     Gloucester, MA, 4.00% BANs, 9/21/2007                                                                   6,794,538
    18,110,000 2,3 Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442), Weekly             18,110,000
                   VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.780%, 7/5/2007
    29,500,000     Massachusetts HEFA (Series 2004D), Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp.          29,500,000
                   INS)/(Bank of America N.A. LIQ), 3.770%, 7/5/2007
     4,975,000     Massachusetts HEFA (Series 2004G), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A.             4,975,000
                   LOC), 3.760%, 7/4/2007
     1,900,000     Massachusetts HEFA (Series A-1), Weekly VRDNs (Sherrill House)/(Comerica Bank LOC), 3.740%,             1,900,000
                   7/5/2007
    15,123,000     Massachusetts HEFA (Series EE), 3.68% CP (Harvard University), Mandatory Tender 7/12/2007              15,123,000
    13,000,000     Massachusetts HEFA (Series EE), 3.68% CP (Harvard University), Mandatory Tender 8/9/2007               13,000,000
    10,145,000 2,3 Massachusetts HEFA, MERLOTS (Series 2000-T), Weekly VRDNs (Simmons College)/                           10,145,000
                   (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.790%, 7/4/2007
    15,000,000     Massachusetts IFA, (Series 1992B), 3.76% CP (New England Power Co.), Mandatory Tender                  15,000,000
                   9/10/2007
    19,100,000     Massachusetts IFA (Series 1992B), 3.77% CP (New England Power Co.), Mandatory Tender 8/7/2007          19,100,000
       100,000     Massachusetts IFA (Series 1996), Weekly VRDNs (Governor Dummer Academy)/(Citizens Bank of                 100,000
                   Massachusetts LOC), 3.770%, 7/5/2007
     1,990,000     Massachusetts IFA (Series 1997), Weekly VRDNs (Massachusetts Society for the Prevention of              1,990,000
                   Cruelty to Animals)/(Bank of America N.A. LOC), 3.730%, 7/5/2007
     5,500,000 2,3 Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674), Weekly          5,500,000
                   VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.780%, 7/5/2007
     1,615,000 2,3 Massachusetts School Building Authority, ROCs (Series 613), Weekly VRDNs (FSA INS)/(Citibank            1,615,000
                   NA, New York LIQ), 3.780%, 7/5/2007
     5,080,000 2,3 Massachusetts State College Building Authority, MERLOTS (Series 2000-B11), Weekly VRDNs (AMBAC          5,080,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.790%, 7/4/2007
     2,500,000     Massachusetts State Development Finance Agency (Series 2002), Weekly VRDNs (The Rivers                  2,500,000
                   School)/(Citizens Bank of Massachusetts LOC), 3.740%, 7/5/2007
     2,160,000     Massachusetts State Development Finance Agency (Series 2003), Weekly VRDNs (Boston College              2,160,000
                   High School)/(Citizens Bank of Massachusetts LOC), 3.770%, 7/4/2007
    10,000,000     Massachusetts State Development Finance Agency (Series 2004A), Weekly VRDNs (Northfield Mount          10,000,000
                   Hermon School)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.820%, 7/5/2007
     6,000,000     Massachusetts State Development Finance Agency (Series 2004B), Weekly VRDNs (Northfield Mount           6,000,000
                   Hermon School)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.820%, 7/5/2007
    18,390,000     Massachusetts State Development Finance Agency (Series 2005A), Weekly VRDNs (Suffolk                   18,390,000
                   University)/(Assured Guaranty Corp. INS)/(Citizens Bank of Massachusetts LIQ), 3.790%,
                   7/4/2007
     5,445,000     Massachusetts State Development Finance Agency (Series 2006), Weekly VRDNs (Becker                      5,445,000
                   College)/(Fifth Third Bank, Cincinnati LOC), 3.750%, 7/5/2007
     4,000,000     Massachusetts State Development Finance Agency (Series 2006), Weekly VRDNs (Buckingham Browne           4,000,000
                   & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 3.760%, 7/5/2007
    10,000,000 2,3 Massachusetts State HFA, MERLOTS (Series 1999H), Weekly VRDNs (MBIA Insurance Corp.                    10,000,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.790%, 7/4/2007
     3,850,000 2,3 Massachusetts Water Pollution Abatement Trust Pool, P-Floats (Series EC-1058), VRDNs (Merrill           3,850,000
                   Lynch & Co., Inc. LIQ), 3.810%, 7/5/2007
     1,100,000 2,3 Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N),                1,100,000
                   Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.790%, 7/4/2007
                      TOTAL                                                                                              295,326,126
                   MICHIGAN--1.9%
     8,440,000 2,3 Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.65% TOBs             8,440,000
                   (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008
     4,160,000 2,3 Michigan State Building Authority, ROCs 7039 Weekly VRDNs (FGIC INS)/(Citigroup, Inc. LIQ),             4,160,000
                   3.800%, 7/5/2007
    40,000,000     Michigan State (Series A), 4.25% TRANs (DePfa Bank PLC LOC), 9/28/2007                                 40,052,237
                      TOTAL                                                                                               52,652,237
                   MINNESOTA--2.2%
     3,000,000 2,3 ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/(Series 2000-8) Weekly VRDNs                   3,000,000
                   (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV,
                   Amsterdam LIQ), 3.760%, 7/5/2007
    15,760,000 2,3 Becker, MN (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/(Lehman              15,760,000
                   Brothers Holdings, Inc. SWP), 3.820%, 7/5/2007
    13,875,000 2,3 Becker, MN (Series 2006 FR/RI-FP1), Weekly VRDNs (Northern States Power Co., MN)/(Lehman               13,875,000
                   Brothers Holdings, Inc. SWP), 3.820%, 7/5/2007
       620,000     Coon Rapids, MN (Series 1998), Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A. LOC),               620,000
                   3.930%, 7/5/2007
     7,585,000 2,3 Minneapolis/St. Paul, MN, Metropolitan Airports Commission, Class A Certificates (Series 2007-          7,585,000
                   292), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.790%, 7/5/2007
    15,000,000 2,3 Minneapolis/St. Paul, MN, Metropolitan Airports Commission, GS Trust (Series 2007-1G), Weekly          15,000,000
                   VRDNs (AMBAC INS)/(Goldman Sachs Group, Inc. LIQ), 3.790%, 7/5/2007
     6,000,000     Rochester, MN, Health Care Facility Authority (Series 2000A), 3.78% CP (Mayo                            6,000,000
                   Foundation)/(Morgan Stanley Bank LIQ), Mandatory Tender 8/9/2007
                      TOTAL                                                                                               61,840,000
                   MISSISSIPPI--0.5%
     6,805,000     Mississippi Business Finance Corp. (Series 2007), Weekly VRDNs (Jackson Heart Realty                    6,805,000
                   LLC)/(First Tennessee Bank, N.A. LOC), 3.800%, 7/5/2007
     5,460,000     Mississippi Home Corp. (Series 2004-5: Arbor Park Apartments), Weekly VRDNs (Jackson Partners           5,460,000
                   LP)/(FNMA LOC), 3.800%, 7/5/2007
       500,000     Senatobia, MS, Weekly VRDNs (Deltona Lighting Products, Inc.)/(Wachovia Bank N.A. LOC),                   500,000
                   3.890%, 7/6/2007
                      TOTAL                                                                                               12,765,000
                   MISSOURI--1.2%
     6,326,000     Branson Creek, MO, Community Improvement District, Special Assessment Bonds (Series 2002),              6,326,000
                   Weekly VRDNs (Regions Bank, Alabama LOC), 4.010%, 7/4/2007
     1,170,000     Missouri Development Finance Board (Series 1995), Weekly VRDNs (Wilson Trailer Sales,                   1,170,000
                   Inc.)/(Wells Fargo Bank, N.A. LOC), 3.830%, 7/5/2007
     5,700,000     Missouri State HEFA (Series 2002), Weekly VRDNs (Barstow School)/(Commerce Bank, N.A., Kansas           5,700,000
                   City LOC), 3.780%, 7/5/2007
    19,900,000 2,3 St. Louis, MO, SPEARs (DB-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(MBIA            19,900,000
                   Insurance Corp. INS)/(Deutsche Bank AG LIQ), 3.800%, 7/5/2007
                      TOTAL                                                                                               33,096,000
                   MULTI STATE--8.1%
    21,643,899 2,3 ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle           21,643,899
                   Bank, N.A. LOC), 3.930%, 7/5/2007
     5,095,000 2,3 Banc One Capital, Higher Education Tax-Exempt Income Trust (Series 1), Weekly VRDNs (JPMorgan           5,095,000
                   Chase Bank, N.A. LOC), 3.960%, 7/5/2007
    17,085,000 2,3 Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3), Weekly VRDNs (GNMA             17,085,000
                   COL)/(State Street Bank and Trust Co. LIQ), 3.850%, 7/5/2007
    25,608,000 2,3 Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09) Weekly VRDNs (AMBAC,           25,608,000
                   FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 3.980%,
                   7/5/2007
    45,899,990 2,3 GS Pool Trust (Series 2006-19TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/                     45,899,990
                   (Goldman Sachs Group, Inc. LIQ), 3.860%, 7/5/2007
    22,680,000 2,3 JPMorgan Chase & Co I-PUTTERs Trust (Series 1750P), Weekly VRDNs (Texas PSFG Program                   22,680,000
                   GTD)/(AMBAC, FGIC, FSA, MBIA Insurance Corp. INS)/
                   (JPMorgan Chase Bank, N.A. LIQ) and United States Treasury PRFs), 3.990%, 7/5/2007
    34,730,000 2,3 JPMorgan Chase & Co. I-Putters Trust (Series 1761P), Weekly VRDNs (AMBAC, FGIC, FSA INS) and           34,730,000
                   JPMorgan Chase Bank, N.A. LIQs), 3.980%, 7/5/2007
     8,990,000 2,3 Massachusetts State Special Obligation Revenue (Series 5018 BBT), Weekly VRDNs (FGIC                    8,990,000
                   INS)/(Branch Banking & Trust Co. LIQ), 3.750%, 7/5/2007
    27,045,000 2,3 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FGIC,            27,045,000
                   FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 3.950%, 7/5/2007
     9,085,000 2,3 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch &          9,085,000
                   Co., Inc. LIQ), 3.950%, 7/5/2007
    10,790,000 2,3 TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische          10,790,000
                   Landesbank (GTD) LIQ), 3.780%, 7/5/2007
                      TOTAL                                                                                              228,651,889
                   NEBRASKA--0.4%
     8,555,000     Douglas County, NE Hospital Authority No. 001(Series 2002), Weekly VRDNs (Florence                      8,555,000
                   Home)/(LaSalle Bank, N.A. LOC), 3.850%, 7/5/2007
       455,000     Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.930%,             455,000
                   7/5/2007
       405,000     Douglas County, NE, Industrial Development Revenue Refunding Bonds (Series 1994), 3.830%,                 405,000
                   7/5/2007 Weekly VRDNs (Omaha Fixture Manufacturing Project)/(JPMorgan Chase Bank, N.A. LOC)
     3,320,000 2,3 Nebraska Investment Finance Authority, MERLOTS (Series 1999A) Weekly VRDNs (Wachovia Bank N.A.          3,320,000
                   LIQ), 3.840%, 7/5/2007
                      TOTAL                                                                                               12,735,000
                   NEW HAMPSHIRE--0.8%
     9,700,000     New Hampshire HEFA (Series 2007A), Daily VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank,            9,700,000
                   N.A. LIQ), 3.900%, 7/2/2007
    12,000,000     New Hampshire Higher Educational & Health Facilities Authority (Series 2006), Weekly VRDNs             12,000,000
                   (Frisbie Memorial Hospital)/(Bank of America N.A. LOC), 3.770%, 7/5/2007
       665,000 2,3 New Hampshire State HFA, MERLOTS (Series 2002-A4), Weekly VRDNs (Wachovia Bank N.A. LIQ),                 665,000
                   3.840%, 7/4/2007
                      TOTAL                                                                                               22,365,000
                   NEW JERSEY-7.7%
    10,000,000     Barnegat Township, NJ, Board of Education, 4.50% BANs, 7/6/2007                                        10,000,856
     6,700,000     Brigantine, NJ, 4.00% BANs, 5/16/2008                                                                   6,715,786
     5,000,000     Collingswood, NJ, 4.65% BANs, 7/11/2007                                                                 5,000,988
     1,500,000     Fanwood, NJ, 4.75% BANs, 8/8/2007                                                                       1,501,353
     8,399,000     Hazlet Township, NJ, 4.50% BANs, 8/3/2007                                                               8,404,117
     7,000,000     Highland Park, NJ School District, 4.00% BANs, 11/14/2007                                               7,008,291
    12,714,000     Hopatcong, NJ, 4.50% BANs, 8/10/2007                                                                   12,723,864
     1,416,100     Kinnelon, NJ, 4.00% BANs, 4/25/2008                                                                     1,419,104
     4,356,725     Lambertville, NJ, 4.50% BANs, 8/17/2007                                                                 4,360,775
     3,331,000     Mount Arlington, NJ, 4.50% BANs, 8/16/2007                                                              3,333,909
     2,975,000     Mount Laurel Township, NJ, (Series 2007A), 4.00% BANs, 4/25/2008                                        2,981,538
     2,000,000     New Jersey, EDA (Series 2002), Daily VRDNs (Bancroft NeuroHealth)/(Commerce Bank N.A., Cherry           2,000,000
                   Hill, NJ LOC), 3.730%, 7/5/2007
       735,000 2,3 New Jersey, EDA, P-Floats (Series EC-1035), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill              735,000
                   Lynch & Co., Inc. LIQ), 3.810%, 7/5/2007
       210,000     New Jersey, Health Care Facilities Financing Authority (Series 2002), Daily VRDNs (Wiley                  210,000
                   Mission)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.730%, 7/6/2007
     6,430,000     New Jersey, Health Care Facilities Financing Authority (Series 2004A-1), Weekly VRDNs                   6,430,000
                   (Bayshore Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.730%, 7/5/2007
     4,035,000     New Jersey, Health Care Facilities Financing Authority (Series 2005), Daily VRDNs (Recovery             4,035,000
                   Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.730%, 7/5/2007
     3,745,000     New Jersey, State Educational Facilities Authority (2003 Series A), Daily VRDNs (Centenary              3,745,000
                   College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.730%, 7/5/2007
    12,470,000 2,3 New Jersey, State Transportation Trust Fund Authority, Class A Certificates (Series 3012),             12,470,000
                   Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.790%, 7/5/2007
     9,970,000 2,3 New Jersey, State Transportation Trust Fund Authority, Class A Certificates (Series 3027),              9,970,000
                   Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.790%, 7/5/2007
     8,000,000     Newark, NJ, General Improvement Notes (Series 2007A-B), 4.00% BANs, 1/24/2008                           8,013,151
     7,000,000     Newark, NJ, General Improvement Notes (Series 2007D), 4.00% BANs, 4/25/2008                             7,015,410
     5,439,000     North Brunswick Township, NJ, Board of Education, 4.00% GANs, 10/24/2007                                5,443,456
     4,500,000     North Wildwood, NJ, 4.00% BANs, 12/14/2007                                                              4,507,901
    18,000,000     Parsippany-Troy Hills, NJ, 4.00% BANs, 7/11/2008                                                       18,051,840
     2,370,000     Pequannock Township, NJ, 4.50% BANs, 8/3/2007                                                           2,371,444
     4,337,420     Phillipsburg, NJ, 4.25% BANs, 9/13/2007                                                                 4,342,252
     3,200,000     Pilesgrove Township, NJ, 4.25% BANs, 8/30/2007                                                          3,202,643
     9,007,000     Point Pleasant Beach, NJ, 4.00% BANs, 8/1/2007                                                          9,009,859
     2,140,000     Raritan Township, NJ, 4.00% BANs, 8/24/2007                                                             2,141,222
     5,451,500     Somers Point, NJ (Series 2007A), 4.00% BANs, 7/3/2008                                                   5,463,984
     3,781,450     Spring Lake Boro, NJ, 4.25% BANs, 10/19/2007                                                            3,788,595
    16,625,000 2,3 Tobacco Settlement Financing Corp., NJ, (MT-359) Weekly VRDNs (Merrill Lynch & Co., Inc.               16,625,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.790%, 7/5/2007
     7,205,000 2,3 Tobacco Settlement Financing Corp., NJ, (MT-380) 3.76% TOBs (United States Treasury                     7,205,000
                   COL)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 11/8/2007
    12,000,000 2,3 Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B), Weekly VRDNs (J.P. Morgan              12,000,000
                   Chase & Co. LIQ)/(United States Treasury PRF), 3.790%, 7/5/2007
     4,500,000     Wall Township, NJ, 4.50% BANs, 8/15/2007                                                                4,503,521
                      TOTAL                                                                                              216,730,859
                   NEW MEXICO--0.4%
     2,000,000     Albuquerque, NM (Series 1996A), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC),           2,000,000
                   3.930%, 7/5/2007
     9,672,000 2,3 Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15), Weekly VRDNs (New              9,672,000
                   Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.820%,
                   7/5/2007
                      TOTAL                                                                                               11,672,000
                   NEW YORK--0.1%
     3,900,000 2,3 Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly VRDNs (FGIC                   3,900,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.790%, 7/4/2007
                   NORTH CAROLINA--5.3%
       575,000     Guilford County, NC, Industrial Facilities & PCFA (Series 2003), Weekly VRDNs (YMCA of                    575,000
                   Greensboro)/(Branch Banking & Trust Co. LOC), 3.770%, 7/5/2007
     1,875,000     McDowell County, NC, Industrial Facilities and PCFA (Series 2002), Weekly VRDNs (Corpening              1,875,000
                   YMCA)/(Branch Banking & Trust Co. LOC), 3.770%, 7/5/2007
     9,985,000 2,3 North Carolina Capital Facilities Finance Agency, (PT-3690) Weekly VRDNs (Duke                          9,985,000
                   University)/(Merrill Lynch & Co., Inc. LIQ), 3.800%, 7/5/2007
     2,600,000     North Carolina Capital Facilities Finance Agency (Series 2001), Weekly VRDNs (Westchester               2,600,000
                   Academy, Inc.)/(Wachovia Bank N.A. LOC), 3.790%, 7/5/2007
     1,715,000     North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs (Cannon School,            1,715,000
                   Inc.)/(SunTrust Bank LOC), 3.770%, 7/5/2007
     5,840,000     North Carolina Capital Facilities Finance Agency (Series 2002), Weekly VRDNs (The Capital Area          5,840,000
                   YMCA, Inc.)/(Wachovia Bank N.A. LOC), 3.770%, 7/4/2007
     4,355,000     North Carolina Capital Facilities Finance Agency (Series 2004), Weekly VRDNs (Campbell                  4,355,000
                   University)/(Branch Banking & Trust Co. LOC), 3.770%, 7/5/2007
     5,500,000     North Carolina Capital Facilities Finance Agency (Series 2005), Weekly VRDNs (Salem Academy             5,500,000
                   and College)/(Branch Banking & Trust Co. LOC), 3.770%, 7/5/2007
    11,470,000 2,3 North Carolina Capital Facilities Finance Agency, Floater Certificates (Series 2006-1923),             11,470,000
                   Weekly VRDNs (Duke University)/(Morgan Stanley LIQ), 3.790%, 7/5/2007
     8,495,000 2,3 North Carolina Capital Facilities Finance Agency, MuniTOPS (Series 2006-75), Weekly VRDNs               8,495,000
                   (Duke University)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.780%, 7/5/2007
     7,160,000 2,3 North Carolina Capital Facilities Finance Agency, ROCs (Series 9048), Weekly VRDNs (Duke                7,160,000
                   University)/(Citigroup, Inc. LIQ), 3.790%, 7/5/2007
    16,000,000     North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue Bonds (Series           16,000,000
                   2006A), Weekly VRDNs (Duke Energy Corp.)/(Wachovia Bank N.A. LOC), 3.770%, 7/5/2007
     5,585,000 2,3 North Carolina Eastern Municipal Power Agency, MACON Trust (Series 2005G), Weekly VRDNs (AMBAC          5,585,000
                   INS)/(Bank of America N.A. LIQ), 3.790%, 7/5/2007
     4,310,000     North Carolina Educational Facilities Finance Agency (Series 1999), Weekly VRDNs (North                 4,310,000
                   Carolina Wesleyan College)/(RBC Centura Bank LOC), 3.790%, 7/5/2007
     6,060,000     North Carolina Medical Care Commission (Series 1998), Weekly VRDNs (Cornelia Nixon Davis                6,060,000
                   Nursing Home, Inc.)/(Wachovia Bank N.A. LOC), 3.830%, 7/5/2007
    11,375,000     North Carolina Medical Care Commission (Series 2001), Weekly VRDNs (Aldersgate Retirement              11,375,000
                   Community, Inc.)/(Branch Banking & Trust Co. LOC), 3.780%, 7/4/2007
     4,000,000     North Carolina Medical Care Commission (Series 2001), Weekly VRDNs (Rutherford Hospital,                4,000,000
                   Inc.)/(Branch Banking & Trust Co. LOC), 3.770%, 7/5/2007
     5,000,000     North Carolina Medical Care Commission (Series 2005B), Weekly VRDNs (United Methodist                   5,000,000
                   Retirement Homes)/(Branch Banking & Trust Co. LOC), 3.770%, 7/5/2007
     1,300,000     North Carolina Medical Care Commission (Series 2006), Weekly VRDNs (Cross Road Rest and                 1,300,000
                   Retirement Center, Inc.)/(RBC Centura Bank LOC), 3.810%, 7/5/2007
     4,915,000 2,3 North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341), Weekly VRDNs (AMBAC                  4,915,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 3.790%, 7/5/2007
     1,985,000 2,3 North Carolina State, P-Floats (Series EC-1037), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),          1,985,000
                   3.820%, 7/5/2007
     5,000,000     Union County, NC, 3.65% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 7/31/2007                         5,000,000
     3,000,000     Union County, NC, 3.67% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 7/31/2007                         3,000,000
    14,000,000     Union County, NC, 3.75% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 12/4/2007                        21,995,000
                      TOTAL                                                                                              150,095,000
                   OHIO--4.4%
     9,630,000 2,3 ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 2002-6), Weekly VRDNs (Monroe, OH           9,630,000
                   Local School District)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.760%, 7/5/2007
     2,650,000     Clark County, OH (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/                           2,650,000
                   (Harris, N.A. LIQ), 3.750%, 7/5/2007
     8,000,000 2,3 Cleveland, OH, Airport System (Series 2001), SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale,          8,000,000
                   Paris LIQ), 3.780%, 7/4/2007
     2,500,000     Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco           2,500,000
                   Corp.)/(Bank of America N.A. LOC), 3.800%, 7/5/2007
     2,000,000     Geauga County, OH, 4.50% BANs, 8/28/2007                                                                2,002,606
    20,000,000     Hamilton County, OH (Series 2004), Weekly VRDNs (Stratford Heights)/(Bank of New York and              20,000,000
                   Citizens Bank of Pennsylvania LOCs), 3.790%, 7/5/2007
    13,565,000     Marion County, OH, Health Care Facilities (Series 2002), Weekly VRDNs (United Church Homes,            13,565,000
                   Inc.)/(Key Bank, N.A. LOC), 3.820%, 7/4/2007
     4,000,000 2,3 Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co.,              4,000,000
                   Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.820%, 7/5/2007
     2,615,000     Ohio State Higher Educational Facilities Commission Weekly VRDNs (Wilberforce College)/                 2,615,000
                   (Fifth Third Bank, Cincinnati LOC), 3.870%, 7/5/2007
     9,995,000 2,3 Ohio State Turnpike Commission, Class A Certificates (Series 2002-200), Weekly VRDNs (FGIC              9,995,000
                   INS)/(Bear Stearns Cos., Inc. LIQ), 3.770%, 7/5/2007
     6,600,000 2,3 Ohio State Turnpike Commission, Floater Certificates 1998-71, Weekly VRDNs (FGIC INS)/                  6,600,000
                   (Morgan Stanley LIQ), 3.790%, 7/5/2007
    22,175,000 2,3 Ohio State, (PT-3802) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.780%, 7/5/2007                   22,175,000
     1,085,000 2,3 Ohio State, P-Floats (Series EC-1073), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.800%, 7/5/2007          1,085,000
     3,230,000 2,3 Ohio State, P-Floats (Series EC-1074), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.800%, 7/5/2007          3,230,000
    15,910,000     Portage County, OH, Board of County Hospital Trustees (Series 2005), Weekly VRDNs (Robinson            15,910,000
                   Memorial Hospital)/(Key Bank, N.A. LOC), 3.780%, 7/5/2007
                      TOTAL                                                                                              123,957,606
                   OKLAHOMA--0.1%
     1,105,000     Oklahoma County, OK, Finance Authority, Educational Facilities Lease Revenue Bonds, 5.00%               1,107,400
                   Bonds (Western Heights Public Schools)/(Assured Guaranty Corp. INS), 9/1/2007
       765,000     Tulsa County, OK, Industrial Authority, Educational Facilities Lease Revenue Bonds, 5.00%                 766,662
                   Bonds (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2007
                      TOTAL                                                                                                1,874,062
                   PENNSYLVANIA--0.8%
     1,360,000     Allegheny County, PA, HDA (Series B1), Weekly VRDNs (Presbyterian University Hospital)/                 1,360,000
                   (JPMorgan Chase Bank, N.A. LOC), 3.800%, 7/5/2007
     7,970,000 2,3 Delaware Valley, PA, Regional Finance Authority (Series 5005 BBT), Weekly VRDNs (AMBAC                  7,970,000
                   INS)/(Branch Banking & Trust Co. LIQ), 3.780%, 7/5/2007
       600,000     Pennsylvania EDFA (1995 Series E), Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC             600,000
                   Bank, N.A. LOC), 3.740%, 7/5/2007
     3,625,000     Pennsylvania State Higher Education Facilities Authority (Series 2002A), Daily VRDNs (Holy              3,625,000
                   Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.760%, 7/5/2007
     8,115,000     Pennsylvania State Higher Education Facilities Authority (Series 2002B), Daily VRDNs (Holy              8,115,000
                   Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.760%, 7/5/2007
                      TOTAL                                                                                               21,670,000
                   RHODE ISLAND--0.2%
     5,000,000     Cumberland, RI, 4.00% BANs, 5/15/2008                                                                   5,014,687
                   SOUTH CAROLINA--2.4%
       400,000     Berkeley County, SC, IDB, Weekly VRDNs (Nucor Corp.), 3.790%, 7/4/2007                                    400,000
     1,000,000     Berkeley County, SC, IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 3.790%, 7/4/2007                   1,000,000
    15,775,000 2,3 Greer, SC Combined Utility System, MERLOTS (Series 2002 A-30), Weekly VRDNs (AMBAC INS)/(Bank          15,775,000
                   of New York LIQ), 3.790%, 7/4/2007
     8,235,000 2,3 Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A), Weekly VRDNs            8,235,000
                   (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.790%, 7/5/2007
    11,010,000 2,3 Piedmont Municipal Power Agency, SC, MERLOTS (Series 2000 A5), Weekly VRDNs (MBIA Insurance            11,010,000
                   Corp. INS)/(Bank of New York LIQ), 3.790%, 7/4/2007
     2,500,000     South Carolina Jobs-EDA (Series 2005A), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian           2,500,000
                   Asset Assurance INS)/(RBC Centura Bank LIQ), 3.790%, 7/5/2007
     8,000,000     South Carolina State Public Service Authority (Santee Cooper), 3.68% CP, Mandatory Tender               8,000,000
                   8/9/2007
    15,956,000     South Carolina State Public Service Authority (Santee Cooper), 3.77% CP, Mandatory Tender              15,956,000
                   8/7/2007
     4,995,000 2,3 South Carolina Transportation Infrastructure Bank, PUTTERs (Series 1285Z) Weekly VRDNs (AMBAC           4,995,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.800%, 7/5/2007
                      TOTAL                                                                                               67,871,000
                   SOUTH DAKOTA--0.0%
     1,000,000     South Dakota Housing Development Authority (Series 2003 F), Weekly VRDNs (Landesbank Hessen-            1,000,000
                   Thueringen (GTD) LIQ), 3.820%, 7/5/2007
       285,000 2,3 South Dakota Housing Development Authority, MERLOTS (Series 2001 A32), Weekly VRDNs (Wachovia             285,000
                   Bank N.A. LIQ), 3.790%, 7/4/2007
                      TOTAL                                                                                                1,285,000
                   TENNESSEE--1.2%
     4,995,000 2,3 Shelby County, TN, Health Education & Housing Facilities Board, PUTTERs (Series 254), Weekly            4,995,000
                   VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.790%, 7/5/2007
     6,800,000 2,3 Tennessee Energy Acquisition Corp., (MT-336) Weekly VRDNs (BNP Paribas SA LIQ), 3.790%,                 6,800,000
                   7/5/2007
    15,000,000 2,3 Tennessee Energy Acquisition Corp., (PT-3907) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),            15,000,000
                   3.810%, 7/5/2007
     7,115,000 2,3 Tennessee Energy Acquisition Corp., P-Floats (Series EC-1147), Weekly VRDNs (Merrill Lynch &            7,115,000
                   Co., Inc. LIQ), 3.840%, 7/5/2007
                      TOTAL                                                                                               33,910,000
                   TEXAS--13.9%
     6,545,000 2,3 Austin, TX, Water and Wastewater System, MERLOTS (Series 2002-A1), Weekly VRDNs (FSA                    6,545,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.790%, 7/4/2007
    18,245,000 2,3 Austin, TX, MERLOTS (Series 2000 A3), Weekly VRDNs (MBIA Insurance Corp. INS)/                         18,245,000
                   (Bank of New York LIQ), 3.790%, 7/4/2007
     7,100,000     Brazoria County, TX, HFDC, (Series 1999), Weekly VRDNs (Brazosport Memorial Hospital)/                  7,100,000
                   (JPMorgan Chase Bank, N.A. LOC), 3.830%, 7/5/2007
    24,125,000     Brazos River Authority, TX (Series 2001 D-1), Weekly VRDNs (TXU Energy Co. LLC)/                       24,125,000
                   (Wachovia Bank N.A. LOC), 3.780%, 7/4/2007
    17,300,000     Brazos River Authority, TX (Series 2001 D-2), Weekly VRDNs (TXU Energy Co. LLC)/                       17,300,000
                   (Wachovia Bank N.A. LOC), 3.780%, 7/4/2007
    10,125,000 2,3 Brazos River Authority, TX, ROCs (Series 459CE), Weekly VRDNs (TXU Energy Co. LLC)/(Citibank           10,125,000
                   NA, New York LIQ)/(Citibank NA, New York LOC), 3.830%, 7/5/2007
     7,000,000     Capital Area Cultural Education Facilities Finance Corp., TX (Series 2005), Weekly VRDNs (John          7,000,000
                   Cooper School)/(Bank of America N.A. LOC), 3.790%, 7/5/2007
       900,000     Corpus Christi, TX, IDC, Weekly VRDNs (Grainger (W.W.), Inc.), 4.000%, 12/1/2010                          900,000
    26,700,000     Gulf Coast, TX, IDA, Marine Terminal Revenue Bonds (Series 1993), Daily VRDNs (BP Amoco                26,700,000
                   Corp.), 3.960%, 7/2/2007
    22,700,000     Gulf Coast, TX, Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp.), 3.960%,          22,700,000
                   7/2/2007
     8,610,000     Gulf Coast, TX, Waste Disposal Authority (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.960%,           8,610,000
                   7/2/2007
     1,200,000     Gulf Coast, TX, Waste Disposal Authority, (Series 1994), Daily VRDNs (BP Amoco Corp.), 3.960%,          1,200,000
                   7/2/2007
    10,000,000     Gulf Coast, TX, Waste Disposal Authority, (Series 1998), Daily VRDNs (BP Amoco Corp.), 3.960%,         10,000,000
                   7/2/2007
     3,500,000     Gulf Coast, TX, Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North                  3,500,000
                   America, Inc.)/(BP PLC GTD), 3.960%, 7/2/2007
     4,000,000     Gulf Coast, TX, Waste Disposal Authority (Series 2004), Weekly VRDNs (Republic Waste Services           4,000,000
                   of Texas Ltd.)/(Republic Services, Inc. GTD), 4.000%, 7/5/2007
     4,600,000     Gulf Coast, TX, Waste Disposal Authority (Series 2005), Daily VRDNs (BP Products North                  4,600,000
                   America, Inc.)/(BP PLC GTD), 3.960%, 7/2/2007
       955,000     Harris County, TX, IDC, Weekly VRDNs (Grainger (W.W.), Inc.), 3.820%, 7/4/2007                            955,000
     4,995,000 2,3 Harris County, TX, Class A Certificates (Series 2006-280), Weekly VRDNs (Bear Stearns Cos.,             4,995,000
                   Inc. LIQ), 3.780%, 7/5/2007
    20,075,000 2,3 Houston, TX, Water & Sewer System, Class A Certificates (Series 2002-187), Weekly VRDNs (FSA           20,075,000
                   INS)/(Bear Stearns Cos., Inc. LIQ), 3.780%, 7/5/2007
     6,525,000 2,3 Houston, TX, Water & Sewer System, Variable Certificates (Series 2002F), Weekly VRDNs (FSA              6,525,000
                   INS)/(Bank of America N.A. LIQ), 3.790%, 7/5/2007
    19,300,000     Houston, TX (Series E), 3.67% CP, Mandatory Tender 7/17/2007                                           19,300,000
     1,115,000 2,3 Judson, TX, ISD, P-Floats (Series EC-1033), Weekly VRDNs (Texas PSFG Program GTD)/(Merrill              1,115,000
                   Lynch & Co., Inc. LIQ), 3.820%, 7/5/2007
    20,835,000 2,3 Leander, TX, ISD (PZ-260), Weekly VRDNs (Texas PSFG Program GTD)/(Merrill Lynch & Co., Inc.            20,835,000
                   LIQ), 3.800%, 7/5/2007
     2,700,000     Splendora, TX , Higher Education Facilities Corp. (Series 2001), Weekly VRDNs (Oak Cliff Bible          2,700,000
                   Fellowship)/(Bank of America N.A. LOC), 3.730%, 7/5/2007
    59,480,000 2,3 Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1462) Weekly VRDNs (Merrill Lynch & Co.,         59,480,000
                   Inc. LIQ), 3.810%, 7/5/2007
    21,000,000 2,3 Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1476) Weekly VRDNs (Merrill Lynch & Co.,         21,000,000
                   Inc. LIQ), 3.810%, 7/5/2007
    37,000,000 2,3 Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1496) Weekly VRDNs (Merrill Lynch & Co.,         37,000,000
                   Inc. LIQ), 3.810%, 7/5/2007
    19,580,000     Texas State, Department of Housing & Community Affairs (Series 2005A), Weekly VRDNs (FSA               19,580,000
                   INS)/(DePfa Bank PLC LIQ), 3.820%, 7/5/2007
     4,695,000 2,3 Texas State, Transportation Commission, MACON Trust (Series 2005I), Weekly VRDNs (Texas                 4,695,000
                   State)/(Bank of America N.A. LIQ), 3.790%, 7/5/2007
                      TOTAL                                                                                              390,905,000
                   UTAH--1.6%
    12,500,000 2,3 Riverton, UT, Hospital Revenue Authority, PUTTERs (Series 1762), Weekly VRDNs (IHC Health              12,500,000
                   Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 3.790%, 7/5/2007
    10,000,000     Utah State Water Finance Agency (Series A-18), Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank,          10,000,000
                   N.A. LIQ), 3.790%, 7/4/2007
     5,000,000     Utah State Water Finance Agency, (Series A-19) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank,           5,000,000
                   N.A. LIQ), 3.790%, 7/4/2007
    14,410,000 2,3 Utah State, P-Floats (Series EC-1159), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.820%,           14,410,000
                   7/5/2007
     2,600,000     Weber County, UT, IDRB (Series 1994), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A.              2,600,000
                   LOC), 3.870%, 7/5/2007
                      TOTAL                                                                                               44,510,000
                   VIRGINIA--0.4%
     3,740,000     Alexandria, VA, Redevelopment and Housing Authority (Series 2001), Weekly VRDNs (Potomac West           3,740,000
                   Apartments)/(SunTrust Bank LOC), 3.790%, 7/4/2007
     8,000,000 2,3 Virginia State, P-Floats (Series EC-1065), VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.810%,               8,000,000
                   7/5/2007
                      TOTAL                                                                                               11,740,000
                   WASHINGTON--2.5%
     6,995,000 2,3 Energy Northwest, WA, (PT-734) Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken,          6,995,000
                   Stockholm LIQ), 3.790%, 7/5/2007
     2,600,000     Everett, WA, Weekly VRDNs (Bank of America N.A. LOC), 3.780%, 7/5/2007                                  2,600,000
    24,000,000     Issaquah Community Properties, WA (Series 2001B), Weekly VRDNs (Bank of America N.A. LOC),             24,000,000
                   3.780%, 7/5/2007
     9,790,000 2,3 Seattle, WA, Municipal Light & Power, MERLOTS (Series 2001 A42), Weekly VRDNs (FSA                      9,790,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.790%, 7/4/2007
    13,250,000     Tacoma, WA, Housing Authority, (Series 2001: Sunset Apartments), Weekly VRDNs (South Hill              13,250,000
                   Associates LP)/(FNMA LOC), 3.800%, 7/5/2007
     3,695,000 2,3 Washington State, (PT-2095) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.800%,           3,695,000
                   7/5/2007
    10,395,000 2,3 Washington State, PUTTERs (Series 1422), Weekly VRDNs (MBIA Insurance Corp. INS)/                      10,395,000
                   (JPMorgan Chase Bank, N.A. LIQ), 3.790%, 7/5/2007
                      TOTAL                                                                                               70,725,000
                   WEST VIRGINIA--0.9%
     9,500,000     Grant County, WV, County Commission, PCRB (Series 1994), 3.82% CP (Virginia Electric & Power            9,500,000
                   Co.), Mandatory Tender 8/13/2007
    16,500,000     Grant County, WV, County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.87%           16,500,000
                   CP (Virginia Electric & Power Co.), Mandatory Tender 8/7/2007
                      TOTAL                                                                                               26,000,000
                   WISCONSIN--1.3%
     2,955,000 2,3 Badger, WI Tobacco Asset Securitization Corp., (PA-1361) Weekly VRDNs (Merrill Lynch & Co.,             2,955,000
                   Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.820%, 7/5/2007
     2,650,000     Combined Locks, WI, Revenue Refunding Bonds (Series 1997), Weekly VRDNs (Appleton                       2,650,000
                   Papers)/(LaSalle Bank, N.A. LOC), 3.930%, 7/5/2007
    16,380,000     Wisconsin Housing & EDA, (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ),               16,380,000
                   3.820%, 7/4/2007
     6,900,000     Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB          6,900,000
                   Bank PLC, London LIQ), 3.820%, 7/4/2007
     6,525,000     Wisconsin State, HEFA (Series 2006), Weekly VRDNs (16th Street Community Health Center,                 6,525,000
                   Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.830%, 7/5/2007
                      TOTAL                                                                                               35,410,000
                      TOTAL MUNICIPAL INVESTMENTS - 99.8%                                                              2,816,114,012
                      (AT AMORTIZED COST)4
                      OTHER ASSETS AND LIABILITIES - NET - 0.2%                                                            4,959,910
                      TOTAL NET ASSETS - 100%                                                                        $ 2,821,073,922

    Securities that are subject to the federal alternative minimum tax (AMT) represent 16.0% of the portfolio as calculated based upon total market value.
  1 Current rate and next reset date shown for Variable Rate Demand Notes.
  2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2007, these restricted securities amounted to $1,559,073,389, which represented 55.3%
    of total net assets.
  3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule
    144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's
    Board of Trustees. At June 30, 2007, these liquid restricted securities amounted to $1,559,073,389, which represented 55.3% of total net assets.
  4 Also represents cost for federal tax purposes.
    The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations.  For example, securities rated SP-1+ or SP-1 by Standard & Poor's,
    MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-
    term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or
    Second Tier security.  At June 30, 2007, the portfolio securities were rated as follows:



  Tier Rating Percentage Based on Total Market Value
  FIRST TIER               SECOND TIER
*----------------------------------------------------
  97.0%                    3.0%
*----------------------------------------------------

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 EDFA    --Economic Development Financing Authority
 EDRB    --Economic Development Revenue Bonds
 FGIC    --Financial Guaranty Insurance Company
 FHLB    --Federal Home Loan Bank
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GANs    --Grant Anticipation Notes
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HDA     --Hospital Development Authority
 HEFA    --Health and Education Facilities Authority
 HFA     --Housing Finance Authority
 HFDC    --Health Facility Development Corporation
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDC     --Industrial Development Corporation
 IDRB    --Industrial Development Revenue Bond
 IFA     --Industrial Finance Authority
 INS     --Insured
 ISD     --Independent School District
 LIQ(s)  --Liquidity Agreement(s)
 LOC(s)  --Letter(s) of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PCR     --Pollution Control Revenue
 PCFA    --Pollution Control Finance Authority
 PCRB    --Pollution Control Revenue Bond
 PRF     --Prerefunded
 PSFG    --Permanent School Fund Guarantee
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SPEARs  --Short Puttable Exempt Adjustable Receipts
 SWP     --Swap Agreement
 TANs    --Tax Anticipation Notes
 TICs    --Trust Inverse Certificates
 TOBs    --Tender Option Bonds
 TOCs    --Tender Offer Certificates
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 UT      --Unlimited Tax
 VRDNs   --Variable Rate Demand Notes








ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 21, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        AUGUST 21, 2007


BY          /S/ RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 21, 2007






                                      -1-